Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	December 31, 2025		December 31, 2024
	Key management personnel	Other related parties	Key management personnel	Other related parties
AutoMax bridge loans (see note 8c)	$-	$-	$-	$4,224
Other current assets	$-	$15	$-	$15
Current liabilities (see note 24e)	$123	$381	$55	$245
Non-current liabilities	$-	$222	$-	$-

Schedule of Transactions with Related Parties	Transactions with related parties (not including amounts described in Note 24c):
	Year ended December 31,
	2025	2024	2023
Research and development expenses	$216	$63	$40
Sale of non-controlling interest in subsidiary	$-	$-	$2,985

Schedule of Benefits to Key Management Personnel	Benefits to key management personnel (including directors):
	Year ended December 31,
	2025	2024	2023
Short-term benefits	$1,142	$765	$1,204

Management fees (see also note 24d)	$120	$120	$220

Cost of share-based payment	$302	$157	$84